Financial liabilities at fair value through profit or loss (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
TOTAL	$ 6,495,701	$ 5,075,959
Foreign Currency Forwards - A3 Mercados
Disclosure of financial liabilities [line items]
TOTAL	4,148,017	1,624,011
Foreign Currency Forwards - NDF
Disclosure of financial liabilities [line items]
TOTAL	2,275,453	3,451,948
Interest Rate Swaps
Disclosure of financial liabilities [line items]
TOTAL	$ 72,231	$ 0